Loans and advances and deposits at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	£ 545,782	£ 519,433
Deposits | Banks
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	19,979	17,819
Deposits | Customers
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	525,803	501,614
Loans and advances
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	398,779	361,451
Loans and advances | Banks
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	10,015	9,698
Loans and advances | Customers
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	343,277	319,922
Debt securities classified at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	£ 45,487	£ 31,831